Intangible Assets and Goodwill - Summary of Goodwill Balances and Activity (Detail) $ in Thousands	12 Months Ended
Dec. 27, 2014 USD ($)
Goodwill
Balance, beginning of period	$ 45,570
Divesture of restaurants	(442)
Balance, end of period	$ 45,128